Related parties (Tables)	12 Months Ended
Dec. 31, 2013
Executive Board and Board of Directors loans
in	2013		2012	2011
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	8	[1]	22	18
Additions	4		3	5
Reductions	(2)		(17)	(1)
Balance at end of period	10	[1]	8	22
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	41	[2]	34	35
Additions	16		12	2
Reductions	(2)		(5)	(3)
Balance at end of period	55	[2]	41	34
1 The number of individuals with outstanding loans at the beginning and end of the year was three and four , respectively.
2 The number of individuals with outstanding loans at the beginning and end of the year was five .

Loans outstanding made by the Group or any subsidiaries to equity method investees
Loans outstanding made by the Group or any subsidiaries to equity method investees

in	2013	2012	2011
Loans outstanding made by the Group or any subsidiaries to equity method investees (CHF million)
Balance at beginning of period	12	13	45
Net borrowings/(repayments)	(2)	(1)	(32)
Balance at end of period	10	12	13

Bank
Executive Board and Board of Directors loans
Executive Board and Board of Directors loans

	2013		2012	2011
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	8	[1]	22	18
Additions	4		3	5
Reductions	(2)		(17)	(1)
Balance at end of period	10	[1]	8	22
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	41	[2]	33	34
Additions	16		13	2
Reductions	(2)		(5)	(3)
Balance at end of period	55	[2]	41	33
1 The number of individuals with outstanding loans at the beginning and end of the year was three and four , respectively.
2 The number of individuals with outstanding loans at the beginning and end of the year was five .

Related party assets and liabilities
Related party assets and liabilities

end of	2013	2012
Assets (CHF million)
Cash and due from banks	0	386
Interest-bearing deposits with banks	1,870	1,775
Trading assets	159	213
Net loans	6,770	7,894
Other assets	29	58
Total assets	8,828	10,326
Liabilities (CHF million)
Due to banks/customer deposits	2,503	1,915
Trading liabilities	14	209
Long-term debt	4,300	4,907
Other liabilities	200	206
Total liabilities	7,017	7,237

Related party revenues and expenses
Related party revenues and expenses

in	2013	2012	2011
Revenues (CHF million)
Interest and dividend income	49	54	61
Interest expense	(81)	(117)	(195)
Net interest income	(32)	(63)	(134)
Commissions and fees	(20)	6	(50)
Other revenues	172	174	201
Net revenues	120	117	17
Expenses (CHF million)
Total operating expenses	288	270	309

Related party guarantees	Related party guarantees
end of	2013	2012
Guarantees (CHF million)
Credit guarantees and similar instruments	0	1
Performance guarantees and similar instruments	1	0
Total guarantees	1	1